Elm Market Navigator ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%	Shares		Value
iShares Core MSCI Emerging Markets ETF	102,269		$ 8,471,964
iShares Core MSCI Europe ETF (a)	347,865		26,149,012
iShares Core MSCI Pacific ETF	18,404		1,507,840
iShares Core U.S. Aggregate Bond ETF	133,304		13,194,430
JPMorgan BetaBuilders Canada ETF	102,026		10,141,384
JPMorgan BetaBuilders Europe ETF (a)	394,057		30,645,813
Schwab U.S. REIT ETF	130,845		3,098,410
Schwab U.S. Broad Market ETF	185,521		5,372,688
Schwab U.S. TIPS ETF	1,554,804		41,202,306
Vanguard 0-3 Month Treasury Bill ETF	1,838,707		139,153,346
Vanguard FTSE Emerging Markets ETF (a)	1,316,409		78,576,453
Vanguard FTSE Europe ETF (a)	132,740		11,752,800
Vanguard FTSE Pacific ETF (a)	279,443		32,328,761
Vanguard Real Estate ETF (a)	156,043		15,047,226
Vanguard Small-Cap ETF	30,820		9,342,158
Vanguard Total Bond Market ETF	110,578		8,117,531
Vanguard Total Stock Market ETF	359,028		132,854,721
Vanguard Value ETF	42,327		9,224,323
TOTAL EXCHANGE TRADED FUNDS (Cost $532,787,200)			576,181,166

SHORT-TERM INVESTMENTS - 0.8%	Shares		Value
MONEY MARKET FUNDS – 0.8%
First American Government Obligations Fund - Class X, 3.57% (b)	4,592,430		4,592,430
TOTAL SHORT-TERM INVESTMENTS (Cost $4,592,430)			4,592,430

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 16.2%	Shares		Value
MONEY MARKET FUNDS – 16.2%
First American Government Obligations Fund - Class X, 3.57% (b)	93,982,341		93,982,341
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $93,982,341)			93,982,341

TOTAL INVESTMENTS - 116.6% (Cost $631,361,971)			674,755,937
Liabilities in Excess of Other Assets - (16.6)%		(0.16622)	(96,174,352)
TOTAL NET ASSETS - 100.0%			$ 578,581,585

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
REIT - Real Estate Investment Trust
TIPS – Treasury Inflation-Protected Services

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $92,218,143.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Elm Market Navigator ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Exchange Traded Funds	$ 576,181,166	$ –	$ –	$ 576,181,166
Money Market Funds	4,592,430	–	–	4,592,430
Investments Purchased with Proceeds from Securities Lending	93,982,341	–	–	93,982,341
Total Investments in Securities	$ 674,755,937	$ –	$ –	$ 674,755,937

As of the period ended June 30, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments